Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Measurement
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
PSARs liability	$—	$—	$1,073	$1,073
Total liabilities	$—	$—	$1,073	$1,073

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
PSARs liability	$—	$—	$858	$858
Total liabilities	$—	$—	$858	$858

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

Fair Value
Balance at December 31, 2020	$858
Change in fair value	215
Balance at March 31, 2021	$1,073